UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21861

AMERICAN CENTURY GROWTH FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	4-30-2011

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Legacy Focused Large Cap Fund

April 30, 2011

Legacy Focused Large Cap – Schedule of Investments

APRIL 30, 2011 (UNAUDITED)
Shares	Value
COMMON STOCKS — 100.1%
AEROSPACE & DEFENSE — 3.6%
United Technologies Corp.	3,691	$ 330,640
AUTO COMPONENTS — 3.8%
Johnson Controls, Inc.	8,423	345,343
BEVERAGES — 3.2%
Coca-Cola Co. (The)	4,351	293,518
CAPITAL MARKETS — 3.2%
Ameriprise Financial, Inc.	4,754	295,033
CHEMICALS — 4.0%
PPG Industries, Inc.	3,799	359,651
COMPUTERS & PERIPHERALS — 3.4%
Apple, Inc.(1)	892	310,621
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.3%
Telecomunicacoes de Sao Paulo SA ADR	11,015	298,617
ELECTRICAL EQUIPMENT — 0.2%
Polypore International, Inc.(1)	272	16,801
FOOD & STAPLES RETAILING — 7.2%
Walgreen Co.	8,166	348,851
Wal-Mart Stores, Inc.	5,519	303,435
		652,286
HEALTH CARE PROVIDERS & SERVICES — 6.7%
Medco Health Solutions, Inc.(1)	4,745	281,521
UnitedHealth Group, Inc.	6,645	327,133
		608,654
HOTELS, RESTAURANTS & LEISURE — 3.3%
McDonald's Corp.	3,790	296,795
INSURANCE — 4.4%
ACE Ltd.	4,459	299,868
Arthur J. Gallagher & Co.	3,308	98,512
		398,380
INTERNET SOFTWARE & SERVICES — 3.7%
Baidu, Inc. ADR(1)	2,232	331,497
IT SERVICES — 3.9%
International Business Machines Corp.	2,078	354,465
MACHINERY — 3.7%
Cummins, Inc.	2,786	334,822
MEDIA — 3.3%
Omnicom Group, Inc.	6,147	302,371
METALS & MINING — 4.0%
Freeport-McMoRan Copper & Gold, Inc.	6,600	363,198
OIL, GAS & CONSUMABLE FUELS — 15.4%
Chevron Corp.	3,124	341,891
Enterprise Products Partners LP	6,880	297,698
NuStar Energy LP	4,389	297,618
Williams Cos., Inc. (The)	13,849	459,371
		1,396,578
PHARMACEUTICALS — 5.6%
Eli Lilly & Co.	5,594	207,034

Legacy Focused Large Cap – Schedule of Investments

APRIL 30, 2011 (UNAUDITED)
Shares	Value
Novo Nordisk A/S ADR	2,403	$ 306,118
		513,152
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.9%
Analog Devices, Inc.	7,652	308,452
Applied Materials, Inc.	20,486	321,425
		629,877
SPECIALTY RETAIL — 3.7%
AutoZone, Inc.(1)	1,197	338,009
TOBACCO — 3.6%
Lorillard, Inc.	3,069	326,849
TOTAL COMMON STOCKS
(Cost $7,759,669)		9,097,157
TEMPORARY CASH INVESTMENTS — 0.2%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares
(Cost $20,159)	20,159	20,159
TOTAL INVESTMENT SECURITIES — 100.3%
(Cost $7,779,828)		9,117,316
OTHER ASSETS AND LIABILITIES — (0.3)%		(27,654)
TOTAL NET ASSETS — 100.0%		$9,089,662

Geographic Diversification
(as a% of net assets)
United States	86.5%
People's Republic of China	3.6%
Denmark	3.4%
Switzerland	3.3%
Brazil	3.3%
Cash and Equivalents*	(0.1)%
* Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)	Non-income producing.

Legacy Focused Large Cap – Schedule of Investments

APRIL 30, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•   Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
•   Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
•   Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$7,861,057	–	–
Foreign Common Stocks	1,236,100	–	–
Temporary Cash Investments	20,159	–	–
Total Value of Investment Securities	$9,117,316	–	–

Legacy Focused Large Cap – Schedule of Investments

APRIL 30, 2011 (UNAUDITED)

3. Federal Tax Information

As of April 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$7,779,945
Gross tax appreciation of investments	$1,354,727
Gross tax depreciation of investments	(17,356)
Net tax appreciation (depreciation) of investments	$1,337,371

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Legacy Large Cap Fund

April 30, 2011

Legacy Large Cap – Schedule of Investments

APRIL 30, 2011 (UNAUDITED)
Shares	Value
COMMON STOCKS — 100.2%
AEROSPACE & DEFENSE — 4.1%
Lockheed Martin Corp.	1,816	$ 143,918
Raytheon Co.	2,836	137,688
		281,606
AIR FREIGHT & LOGISTICS — 2.1%
C.H. Robinson Worldwide, Inc.	1,804	144,645
AUTO COMPONENTS — 1.0%
Johnson Controls, Inc.	1,660	68,060
BEVERAGES — 2.2%
Coca-Cola Co. (The)	2,280	153,809
CHEMICALS — 4.6%
E.I. du Pont de Nemours & Co.	2,919	165,770
PPG Industries, Inc.	1,568	148,443
		314,213
COMMUNICATIONS EQUIPMENT — 1.5%
Motorola Solutions, Inc.(1)	2,291	105,111
COMPUTERS & PERIPHERALS — 3.1%
Apple, Inc.(1)	621	216,251
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.1%
Telecomunicacoes de Sao Paulo SA ADR	5,322	144,279
ELECTRIC UTILITIES — 0.1%
Northeast Utilities	148	5,269
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.6%
TE Connectivity Ltd.	4,948	177,386
FOOD & STAPLES RETAILING — 6.6%
Costco Wholesale Corp.	1,905	154,153
Walgreen Co.	3,453	147,512
Wal-Mart Stores, Inc.	2,732	150,205
		451,870
GAS UTILITIES — 1.4%
UGI Corp.	2,926	97,436
HEALTH CARE EQUIPMENT & SUPPLIES — 2.2%
Becton, Dickinson & Co.	1,735	149,106
HEALTH CARE PROVIDERS & SERVICES — 7.7%
Cardinal Health, Inc.	3,564	155,711
McKesson Corp.	1,923	159,628
UnitedHealth Group, Inc.	4,301	211,739
		527,078
HOTELS, RESTAURANTS & LEISURE — 2.5%
McDonald's Corp.	1,770	138,608
Yum! Brands, Inc.	609	32,667
		171,275
INSURANCE — 4.4%
Chubb Corp. (The)	2,184	142,375
Travelers Cos., Inc. (The)	2,517	159,276
		301,651
IT SERVICES — 6.4%
Automatic Data Processing, Inc.	2,896	157,398

Legacy Large Cap – Schedule of Investments

APRIL 30, 2011 (UNAUDITED)
Shares	Value
Infosys Technologies Ltd. ADR	1,862	$ 121,365
International Business Machines Corp.	943	160,857
		439,620
MACHINERY — 3.1%
Dover Corp.	3,131	213,033
MEDIA — 1.4%
Omnicom Group, Inc.	2,018	99,265
METALS & MINING — 4.0%
Freeport-McMoRan Copper & Gold, Inc.	2,856	157,166
Rio Tinto plc ADR	1,568	114,793
		271,959
MULTILINE RETAIL — 0.2%
Kohl's Corp.	307	16,182
OFFICE ELECTRONICS(2)
Canon, Inc. ADR	56	2,641
OIL, GAS & CONSUMABLE FUELS — 8.2%
Chevron Corp.	1,492	163,285
ConocoPhillips	2,094	165,279
Exxon Mobil Corp.	1,036	91,168
NuStar Energy LP	2,116	143,486
		563,218
PHARMACEUTICALS — 4.6%
AstraZeneca plc ADR	107	5,332
Eli Lilly & Co.	4,121	152,518
Novo Nordisk A/S ADR	1,245	158,601
		316,451
ROAD & RAIL — 2.8%
Union Pacific Corp.	1,889	195,455
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 9.4%
Analog Devices, Inc.	3,342	134,716
ASML Holding NV New York Shares, Class G	2,561	106,947
Microchip Technology, Inc.	1,691	69,399
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	10,838	146,313
Texas Instruments, Inc.	5,296	188,167
		645,542
SOFTWARE — 2.5%
Oracle Corp.	4,868	175,491
SPECIALTY RETAIL — 2.3%
AutoZone, Inc.(1)	551	155,591
TEXTILES, APPAREL & LUXURY GOODS — 2.0%
Coach, Inc.	2,356	140,912
TOBACCO — 4.4%
Lorillard, Inc.	1,561	166,247
Reynolds American, Inc.	3,657	135,711
		301,958
WIRELESS TELECOMMUNICATION SERVICES — 0.7%
NTT DOCOMO, Inc. ADR	2,738	50,680
TOTAL COMMON STOCKS
(Cost $5,652,766)		6,897,043

Legacy Large Cap – Schedule of Investments

APRIL 30, 2011 (UNAUDITED)
Shares	Value
TEMPORARY CASH INVESTMENTS — 0.3%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares
(Cost $25,031)	25,031	$ 25,031
TOTAL INVESTMENT SECURITIES — 100.5%
(Cost $5,677,797)		6,922,074
OTHER ASSETS AND LIABILITIES — (0.5)%		(37,443)
TOTAL NET ASSETS — 100.0%		$6,884,631

Geographic Diversification
(as a% of net assets)
United States	85.2%
Switzerland	2.6%
Denmark	2.3%
Taiwan (Republic of China)	2.1%
Brazil	2.1%
India	1.8%
United Kingdom	1.7%
Netherlands	1.6%
Japan	0.8%
Cash and Equivalents*	(0.2)%
* Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)	Non-income producing.
(2)	Category is less than 0.05% of total net assets.

Legacy Large Cap – Schedule of Investments

APRIL 30, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$5,868,706	–	–
Foreign Common Stocks	1,028,337	–	–
Temporary Cash Investments	25,031	–	–
Total Value of Investment Securities	$6,922,074	–	–

Legacy Large Cap – Schedule of Investments

APRIL 30, 2011 (UNAUDITED)

3. Federal Tax Information

As of April 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$5,677,797
Gross tax appreciation of investments	$1,253,032
Gross tax depreciation of investments	(8,755)
Net tax appreciation (depreciation) of investments	$1,244,277

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Legacy Multi Cap Fund

April 30, 2011

Legacy Multi Cap – Schedule of Investments

APRIL 30, 2011 (UNAUDITED)
Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.0%
Lockheed Martin Corp.	1,190	$ 94,307
Raytheon Co.	1,794	87,099
		181,406
AIR FREIGHT & LOGISTICS — 2.0%
C.H. Robinson Worldwide, Inc.	1,334	106,960
United Parcel Service, Inc., Class B	1,093	81,942
		188,902
AIRLINES — 0.8%
United Continental Holdings, Inc.(1)	3,362	76,721
AUTO COMPONENTS — 1.0%
Magna International, Inc.	1,864	95,530
AUTOMOBILES — 0.9%
Honda Motor Co. Ltd. ADR	2,292	87,898
BEVERAGES — 2.0%
Coca-Cola Co. (The)	1,373	92,623
PepsiCo, Inc.	1,400	96,446
		189,069
CHEMICALS — 1.0%
Ecolab, Inc.	1,794	94,651
COMMERCIAL SERVICES & SUPPLIES — 1.0%
Pitney Bowes, Inc.	3,744	91,953
CONTAINERS & PACKAGING — 1.1%
Ball Corp.	2,606	97,230
DISTRIBUTORS — 1.0%
Genuine Parts Co.	1,739	93,384
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.1%
Telecomunicacoes de Sao Paulo SA ADR	3,640	98,680
ELECTRIC UTILITIES — 1.7%
Northeast Utilities	105	3,738
Pinnacle West Capital Corp.	3,400	147,526
UniSource Energy Corp.	77	2,859
		154,123
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.2%
Hitachi Ltd. ADR	2,105	114,638
FOOD & STAPLES RETAILING — 6.1%
Costco Wholesale Corp.	1,257	101,717
Kroger Co. (The)	3,901	94,833
Safeway, Inc.	3,830	93,107
Walgreen Co.	2,320	99,110
Wal-Mart Stores, Inc.	3,256	179,015
		567,782
FOOD PRODUCTS — 4.8%
B&G Foods, Inc.	6,499	117,502
Hormel Foods Corp.	4,643	136,551
McCormick & Co., Inc.	1,922	94,409
Unilever plc ADR	2,990	97,384
		445,846

Legacy Multi Cap – Schedule of Investments

APRIL 30, 2011 (UNAUDITED)
Shares	Value
GAS UTILITIES — 2.8%
Atmos Energy Corp.	2,671	$ 93,191
ONEOK, Inc.	1,043	72,948
UGI Corp.	2,860	95,238
		261,377
HEALTH CARE EQUIPMENT & SUPPLIES — 1.0%
Immucor, Inc.(1)	4,367	95,332
HEALTH CARE PROVIDERS & SERVICES — 6.8%
AmerisourceBergen Corp.	2,461	100,015
Cardinal Health, Inc.	2,228	97,341
Humana, Inc.(1)	1,720	130,927
LifePoint Hospitals, Inc.(1)	2,371	98,657
Medco Health Solutions, Inc.(1)	1,376	81,638
UnitedHealth Group, Inc.	2,474	121,795
		630,373
HOTELS, RESTAURANTS & LEISURE — 2.0%
Cracker Barrel Old Country Store, Inc.	1,820	93,239
McDonald's Corp.	1,195	93,580
		186,819
INDUSTRIAL CONGLOMERATES — 1.0%
General Electric Co.	4,300	87,935
INSURANCE — 9.3%
Aflac, Inc.	1,488	83,611
Allied World Assurance Co. Holdings Ltd.	1,297	84,266
American Financial Group, Inc.	2,672	95,577
Arthur J. Gallagher & Co.	3,059	91,097
Endurance Specialty Holdings Ltd.	3,803	168,625
Infinity Property & Casualty Corp.	13	768
Montpelier Re Holdings Ltd.	4,284	77,498
Reinsurance Group of America, Inc.	1,489	94,254
RenaissanceRe Holdings Ltd.	176	12,369
Safety Insurance Group, Inc.	1,975	92,470
Torchmark Corp.	1,014	67,857
		868,392
INTERNET SOFTWARE & SERVICES — 0.8%
j2 Global Communications, Inc.(1)	2,494	73,473
IT SERVICES — 2.1%
International Business Machines Corp.	564	96,207
ManTech International Corp., Class A(1)	2,169	95,198
		191,405
MACHINERY — 2.3%
Dover Corp.	1,622	110,361
Navistar International Corp.(1)	1,480	102,889
		213,250
MEDIA — 4.1%
Charter Communications, Inc., Class A(1)	1,673	98,606
John Wiley & Sons, Inc., Class A	3,818	194,451
Washington Post Co. (The), Class B	210	91,539
		384,596
METALS & MINING — 0.9%
Freeport-McMoRan Copper & Gold, Inc.	1,596	87,828

Legacy Multi Cap – Schedule of Investments

APRIL 30, 2011 (UNAUDITED)
Shares	Value
MULTILINE RETAIL — 1.0%
Kohl's Corp.	1,742	$ 91,821
MULTI-UTILITIES — 2.2%
CenterPoint Energy, Inc.	11,207	208,450
OFFICE ELECTRONICS — 0.4%
Canon, Inc. ADR	701	33,066
OIL, GAS & CONSUMABLE FUELS — 12.4%
Calumet Specialty Products Partners LP	4,093	90,373
Chevron Corp.	914	100,028
Energy Transfer Partners LP	1,774	96,364
Enterprise Products Partners LP	2,186	94,588
Genesis Energy, LP	3,314	92,527
Holly Energy Partners LP	1,652	90,513
NuStar Energy LP	2,615	177,323
Sunoco Logistics Partners LP	1,054	94,892
Targa Resources Partners LP	2,745	96,459
TC PipeLines LP	1,796	86,891
TransMontaigne Partners LP	2,528	91,160
Ultrapar Participacoes SA ADR	2,302	41,413
		1,152,531
PHARMACEUTICALS — 4.9%
Abbott Laboratories	1,797	93,516
AstraZeneca plc ADR	1,988	99,062
Eli Lilly & Co.	2,647	97,966
Novo Nordisk A/S ADR	767	97,708
Pfizer, Inc.	3,344	70,090
		458,342
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.4%
Piedmont Office Realty Trust, Inc., Class A	1,226	24,397
Rayonier, Inc.	1,569	104,119
		128,516
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.2%
Analog Devices, Inc.	1,869	75,339
Intel Corp.	4,437	102,894
Maxim Integrated Products, Inc.	2,193	59,957
Microchip Technology, Inc.	2,451	100,589
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	7,500	101,250
Xilinx, Inc.	1,190	41,483
		481,512
SOFTWARE — 4.0%
BMC Software, Inc.(1)	1,584	79,564
Cerner Corp.(1)	925	111,167
Monotype Imaging Holdings, Inc.(1)	7,788	105,917
Solera Holdings, Inc.	1,425	78,375
		375,023
SPECIALTY RETAIL — 3.4%
Aeropostale, Inc.(1)	3,566	91,040
AutoZone, Inc.(1)	447	126,224
PetSmart, Inc.	2,223	93,744
		311,008
TOBACCO — 1.1%
Lorillard, Inc.	986	105,009

Legacy Multi Cap – Schedule of Investments

APRIL 30, 2011 (UNAUDITED)
Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 3.0%
NTT DOCOMO, Inc. ADR	5,278	$ 97,696
Telephone & Data Systems, Inc.	2,681	89,974
United States Cellular Corp.(1)	1,826	89,912
		277,582
TOTAL INVESTMENT SECURITIES — 99.8%
(Cost $8,443,115)		9,281,453
OTHER ASSETS AND LIABILITIES — 0.2%		14,003
TOTAL NET ASSETS — 100.0%		$9,295,456

Geographic Diversification
(as a% of net assets)
United States	85.8%
Japan	3.6%
Bermuda	2.8%
United Kingdom	2.1%
Brazil	1.5%
Taiwan (Republic of China)	1.1%
Denmark	1.0%
Canada	1.0%
Switzerland	0.9%
Other assets and liabilities	0.2%

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)   Non-income producing.

Legacy Multi Cap – Schedule of Investments

APRIL 30, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•   Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
•   Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
•   Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Legacy Multi Cap – Schedule of Investments

APRIL 30, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$7,974,369	–	–
Foreign Common Stocks	1,307,084	–	–
Total Value of Investment Securities	$9,281,453	–	–

3. Federal Tax Information

As of April 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$8,443,115
Gross tax appreciation of investments	$ 877,594
Gross tax depreciation of investments	(39,256)
Net tax appreciation (depreciation) of investments	$ 838,338

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY GROWTH FUNDS, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	June 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	June 27, 2011

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	June 27, 2011